Goodwill (Details) - Schedule of Goodwill Balances of Group’s Companies - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Goodwill Balances of Group’s Companies [Line Items]
Total of Goodwill	$ 1,599,718	$ 1,599,718	$ 371,075
Betterware [Member]
Schedule of Goodwill Balances of Group’s Companies [Line Items]
Total of Goodwill	348,441	348,441	348,441
JAFRA [Member]
Schedule of Goodwill Balances of Group’s Companies [Line Items]
Total of Goodwill	1,250,132	1,250,132
Finayo [Member]
Schedule of Goodwill Balances of Group’s Companies [Line Items]
Total of Goodwill	1,145	1,145
GurúComm [Member]
Schedule of Goodwill Balances of Group’s Companies [Line Items]
Total of Goodwill			17,372
Innova Catálogos [Member]
Schedule of Goodwill Balances of Group’s Companies [Line Items]
Total of Goodwill			$ 5,262